Commitments and contingencies (Detail Textuals)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 Leasing agreement Zhonghong Energy Investment Company USD ($)	Jun. 30, 2013 Leasing agreement Zhonghong Energy Investment Company CNY	Apr. 12, 2013 Leasing agreement Pingdingshan Hongfeng Coal Processing and Coking Ltd. T	Apr. 12, 2013 Leasing agreement Pingdingshan Hongfeng Coal Processing and Coking Ltd.
Lease Agreement [Line Items]
Lease expiration date			Aug. 24, 2013	Aug. 24, 2013
Monthly lease payments			$ 5,999	37,075
Lease expense	$ 119,446	$ 154,221
Annual capacity of coke production facility					200,000	200,000
Agreed per metric ton rate of coke produced from leased facility					9.60	60